Stockholder’s Deficit (Details Narrative) - $ / shares					12 Months Ended
	Dec. 15, 2022	Nov. 01, 2021	Nov. 01, 2021	May 20, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 12, 2021
Class of Stock [Line Items]
Stock split description			a 1 1/3 for 1 forward stock split
Number of shares issued	499,992
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock par value					$ 0.0001	$ 0.0001
Preferred stock shares outstanding					0	0
Preferred stock shares issued					0	0
Temporary equity possible redemption					1,348,049	1,348,049
Conversion of stock, description					25
Sale of stock description					if: (A) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s sponsor or its affiliates, without taking into account any founder shares held by the Company’s sponsor or its affiliates, prior to such issuance) (the “Newly Issued Price”); (B) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the consummation of the Business Combination (net of redemptions); and (C) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Warrant to purchase common stock price per share						$ 0.01
Share price					$ 10.20		$ 11.50
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding						7,187,500
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding						6,920,500
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorizied					20,000,000	20,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Common stock, shares outstanding					4,791,667	4,791,667
Common stock, shares issued					4,791,667	4,791,667
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorizied					100,000,000	100,000,000
Common stock, par value					$ 0.0001	$ 0.0001
Temporary equity possible redemption					14,375,000	14,375,000
Common stock shares of redemption					1,348,049	1,348,049
Common stock, shares outstanding					0	0
Common stock, shares issued					0	0
Common stock price issued, per share					$ 11.50
Share price					18.00
Founder Shares [Member]
Class of Stock [Line Items]
Stock split description		the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares.
Number of shares issued		4,791,667		4,312,500
Share price		$ 0.005	$ 0.005
Founder Shares [Member] | Common Class B [Member]
Class of Stock [Line Items]
Stock split description		the Company effected a recapitalization whereby a 1 1/3 for 1 forward stock split of its Class B common stock was completed so that the Sponsor owns an aggregate of 4,791,667 founder shares.
Founder Shares [Member] | Common Class A [Member]
Class of Stock [Line Items]
Share price		$ 12.00	$ 12.00
Founder Shares [Member] | Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock price issued, per share					$ 12.00
Sponsor [Member] | Common Class B [Member]
Class of Stock [Line Items]
Number of shares issued		4,791,667